Interest and Financing Service Fee on Loans (Tables)	12 Months Ended
Dec. 31, 2019
Interest And Financing Service Fee On Loans
Schedule of interest and fees income costs
	Year ended December 31, 2019
	original model	collaboration model	Total
	RMB	RMB	RMB
Interest and financing service fee on loans	2,486,763,260	466,717,737	2,953,480,997
Interests on deposits with banks	10,410,614	6,269,884	16,680,498
Interest expense on interest-bearing borrowings	(1,120,563,910)	(189,271,789)	(1,309,835,699)
Net interest and fees income	1,376,609,964	283,715,832	1,660,325,796
Collaboration cost for sales partners	-	(174,042,054)	(174,042,054)
Net interest and fees income after collaboration cost	1,376,609,964	109,673,778	1,486,283,742
Provision for credit losses	(316,039,450)	(46,695,709)	(362,735,159)
Net interest and fees income after provision for credit losses	1,060,570,514	62,978,069	1,123,548,583